Note 25 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash and cash equivalents	$ 169,009	$ 57,013	$ 118,141
Trade and other receivables	4,295	5,599
Value added taxes receivable	29,637	59,665
Other financial assets	7,488	8,458
Trade and other payables	(59,123)	$ (50,183)
Canada, Dollars
Statement Line Items [Line Items]
Cash and cash equivalents	14,182
Trade and other receivables	56
Value added taxes receivable
Other financial assets	3,010
Trade and other payables	(1,529)
Foreign exchange derivative
Net assets (liabilities) exposure	15,719
Effect of 10% change in currency	1,572
Mexico, Pesos
Statement Line Items [Line Items]
Cash and cash equivalents	9,000
Trade and other receivables
Value added taxes receivable	20,700
Other financial assets
Trade and other payables	(33,635)
Foreign exchange derivative	27,000
Net assets (liabilities) exposure	23,065
Effect of 10% change in currency	2,307
Amounts in foreign currencies [member]
Statement Line Items [Line Items]
Cash and cash equivalents	23,182
Trade and other receivables	56
Value added taxes receivable	20,700
Other financial assets	3,010
Trade and other payables	(35,164)
Foreign exchange derivative	27,000
Net assets (liabilities) exposure	38,784
Effect of 10% change in currency	$ 3,878